Stock Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable period	4 years 7 months 6 days	4 years 2 months 1 day	3 years 11 months 9 days
Number of options, Forfeited	5,950	1,250
Number of options, Outstanding, Expired		82,167
Maximum term of ISO granted	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days	4 years 9 months 11 days
Number of options, Outstanding, Granted	86,000		20,000		3,750
Stock options vesting period	36 months
Stock compensation expense	$ 258,128	$ 34,121	$ 470,109
Stock option vest and issued at the date of grant					750
Number of shares, Outstanding, Granted	1,500
Fair value of common stock vested	6,503		5,085
Expenses recognized for employee stock purchase plan	9,108		1,969
Unrecognized share-based compensation cost		$ 1,969
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost expected to vest	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost expected to vest	5 years
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted	73,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted	5,000
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock granted	8,000
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	400,000
Stock option plan expiration date	Sep. 17, 2008
Maximum voting rights	10.00%
Percentage of fair market value of stock granted	110.00%
Maximum term of ISO granted	10 years
Options exercisable period	10 years
Number of options, Forfeited	5,950	1,250
Exercise price of option	$ 15.60	$ 25.00
Number of options, Outstanding, Expired		82,167
Minimum exercise price of option		$ 19.00
Maximum exercise price of option		$ 25.00
Options granted to directors		65,500
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum voting rights	10.00%
Maximum term of ISO granted	5 years
Amended and Restated 1997 Stock Option Plan of Global-Tech [Member] | Forfeited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of option	$ 30.56	$ 30.56
2005 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	450,000
Maximum voting rights	10.00%
Percentage of fair market value of stock granted	110.00%
Number of options, Forfeited	0	0	0
Maximum term of ISO granted	10 years
Number of options, Outstanding, Granted	0	0	20,000
2005 Stock Option Plan of Global-Tech [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum voting rights	10.00%
Maximum term of ISO granted	5 years
Two Thousand Twelve Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding, Granted		0	0